DERIVATIVE INSTRUMENTS - Schedule of Change in Fair Value of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 2,070	$ (690)
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	1,653	0
Convertible Debenture Conversion Feature
Derivatives, Fair Value [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	$ 417	$ (690)